Income Taxes - Summary of Principal Components of Deferred Tax Assets and Liabilities (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Non-current deferred tax assets
Risk assurance liabilities	¥ 276,221,432	$ 43,345,170	¥ 223,500,138
Provision for credit losses	194,973,439	30,595,587	55,584,637
Customer advances	5,552,404	871,293	5,687,968
Donation	0	0	125,000
Fair value change on derivative instruments	1,336,597	209,741	0
Net operating loss carry-forward	16,959,870	2,661,374	65,558,135
Less: valuation allowance	(16,959,870)	(2,661,374)	(7,148,961)
Non-current deferred tax assets, net	485,579,491	76,198,017	343,306,917
Non-current deferred tax liabilities
Acquisition of insurance brokerage license	(10,724,126)	(1,682,849)	(10,724,126)
Unrealized gain on long-term investment	(11,009,130)	(1,727,573)	(11,009,130)
Contract assets	7,495,619	1,176,226	0
Contract assets	0	0	(162,308,288)
Withholding tax	(40,746,914)	(6,394,080)	(319,079,320)
Non-current deferred tax liabilities	¥ (62,480,170)	$ (9,804,502)	¥ (503,120,864)